Gains and losses on disposal and main changes in scope of consolidation - Assets and liabilities of Orange Concessions and its subsidiaries (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 03, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Assets		€ 110,052	€ 109,650	€ 108,071
Financial assets		13,841	16,489	15,855
Trade receivables		6,013	6,305	6,029	€ 5,620
Other assets		2,579	2,433	2,130	1,837
Cash and cash equivalents		5,618	6,004	8,621	8,145	€ 427
Liabilities		110,052	109,650	108,071
Equity		35,098	34,956	35,361	€ 37,200
Financial liabilities		39,396	40,196	38,848
Income statement
Revenue		44,122	43,471	42,522
Finance costs, net		(1,206)	(920)	(782)
Income tax		871	1,265	962
Consolidated net income		€ 2,892	€ 2,617	€ 778
Orange Concessions [Member]
Disclosure of detailed information about business combination [line items]
Assets	€ 1,374
Intangible and tangible assets	925
Financial assets	76
Trade receivables	71
Other assets	60
Cash and cash equivalents	242
Liabilities	1,374
Equity	(62)
Trade payables	632
Financial liabilities	710
Other liabilities	94
Income statement
Revenue	471
Operating income	(23)
Finance costs, net	(21)
Income tax	(11)
Consolidated net income	€ (55)